Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Related Party Transactions [Line Items]
Fair value gain/(loss) on crypto-denominated liabilities	$ 693,169	$ 744,361	$ 7,167
Northstar [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Percentage of interest rate on borrowing	5.45%
Northstar [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Percentage of interest rate on borrowing	5.67%